INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
Income taxes payable	R$ 80,828	R$ 75,980
Social contribution taxes payable	26,674	24,756
Total	107,502	100,736
Current	3,064	3,068
Non-current	R$ 104,438	R$ 97,668